Note 11 - Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 11 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement Using
	March 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Asset Category
Money market accounts	$80,621	$80,621	$-	$-
Available for sale equity securities	2,264	1,399	865	-
Derivatives	178	-	178	-
Total	$83,063	$82,020	$1,043	$-

Liability Category
Long term contingent consideration	$47,800	$-	$-	$47,800
		Fair Value Measurement Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Asset Category
Money market accounts	$78,633	$78,633	$-	$-
Available for sale equity securities	2,302	1,470	832	-
Derivatives	163	-	163	-
Total	$81,098	$80,103	$995	$-

Liability Category
Long term contingent consideration	$34,800	$-	$-	$34,800

		Fair Value Measurement Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Successor
Asset Category
Money market accounts	$78,633	$78,633	$-	$-
Available for sale equity securities	2,302	1,470	832	-
Derivatives	163	-	163	-
Total	$81,098	$80,103	$995	$-

Liability Category
Long term contingent consideration	$34,800	$-	$-	$34,800
		Fair Value Measurement Using
	December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	Predecessor
Asset Category
Money market accounts	$110,867	$110,867	$-	$-
Available for sale equity securities	2,233	2,233	-	-
Derivatives	336	-	336	-
Total	$113,436	$113,100	$336	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
	March 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value

First lien credit facility, including current portion	$749,338	$750,649	$751,225	$752,637

	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Carrying Value	Fair Value	Carrying Value	Fair Value

First lien loan, including current portion	$751,225	$752,637	$-	$-
Tranche B, tranche C and senior subordinated notes debt outstanding, including current portion	-	-	714,993	727,589
	$751,225	$752,637	$714,993	$727,589

Predecessor [Member]
Note 11 - Fair Value Measurements (Tables) [Line Items]
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement Using
For the ten months ended October 31, 2013	Carrying Value Prior to Impairment Analysis	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	Predecessor
Asset Category
Other intangible assets – Graphic Solutions	$4,300	$-	$-	$3,900	$(400)
Total	$4,300	$-	$-	$3,900	$(400)
		Fair Value Measurement Using
For the year ended December 31, 2011	Carrying Value Prior to Impairment Analysis	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	Predecessor
Asset Category
Customer list intangible assets – Performance Materials	$51,138	$-	$-	$4,700	$(46,438)
Total	$51,138	$-	$-	$4,700	$(46,438)